Tortoise Power and Energy Infrastructure Fund
Schedule of Investments
August 31, 2024 (Unaudited)

CORPORATE BONDS - 54.0%	Par	Value
Canada Crude Oil Pipelines - 6.1%
Enbridge, Inc., 5.50% to 07/15/2027 then 3 mo. Term SOFR + 3.68%, 07/15/2077 (a)	$7,042,000	$6,785,658

United States Natural Gas Gathering/Processing - 18.4%
Antero Midstream Partners LP, 5.75%, 03/01/2027 (b)	3,800,000	3,785,242
Blue Racer Midstream LLC, 6.63%, 07/15/2026 (b)	2,950,000	2,949,185
EnLink Midstream LLC, 6.50%, 09/01/2030 (b)	4,900,000	5,247,474
Hess Corp., 5.63%, 02/15/2026 (b)	4,160,000	4,148,474
Kodiak Gas Services LLC, 7.25%, 02/15/2029 (b)	4,000,000	4,142,804
		20,273,179

United States Natural Gas/Natural Gas Liquids Pipelines - 18.5%
Cheniere Energy, Inc., 4.63%, 10/15/2028 (a)	3,100,000	3,065,961
NGPL PipeCo LLC, 3.25%, 07/15/2031 (b)	3,500,000	3,067,135
ONEOK, Inc., 6.35%, 01/15/2031 (a)	3,000,000	3,220,650
Tallgrass Energy LP, 5.50%, 01/15/2028 (b)	3,250,000	3,134,791
Targa Resources Corp., 5.20%, 07/01/2027 (a)	4,000,000	4,058,429
Venture Global LNG, Inc., 9.88%, 02/01/2032 (b)	3,500,000	3,888,451
		20,435,417

United States Other - 3.9%
New Fortress Energy, Inc., 6.50%, 09/30/2026 (b)	5,000,000	4,329,686

United States Refined Product Pipelines - 1.6%
Buckeye Partners LP, 5.85%, 11/15/2043 (a)	2,000,000	1,808,517

United States Renewables and Power Infrastructure - 5.4%
NextEra Energy, Inc., 4.80% to 12/01/2027 then 3 mo. LIBOR US + 2.41%, 12/01/2077 (a) (c)	4,500,000	4,171,765
Vistra Corp., 7.75%, 10/15/2031 (b)	1,700,000	1,808,778
		5,980,543
TOTAL CORPORATE BONDS (Cost $60,066,882)		59,613,000

COMMON STOCKS - 43.2%	Shares	Value
Canada Crude Oil Pipelines - 1.4%
Enbridge, Inc. (a)	39,056	1,569,270

Canada Natural Gas/Natural Gas Liquids Pipelines - 2.0%
TC Energy Corp.	48,667	2,255,229

United States Crude Oil Pipelines - 6.2%
Plains GP Holdings LP (a)	358,745	6,887,905

United States Natural Gas Gathering/Processing – 4.0%
EnLink Midstream LLC (a)	90,965	1,306,258
Hess Midstream Partners LP - Class A	66,901	2,498,752
Kinetik Holdings, Inc. (a)	11,954	528,845
		4,333,855

United States Natural Gas/Natural Gas Liquids Pipelines - 26.5%
DT Midstream, Inc. (a)	24,885	1,955,712
Excelerate Energy, Inc. - Class A	11,787	214,877
Kinder Morgan, Inc. (a)	160,775	3,467,917
NextDecade Corp. (a) (d)	98,612	459,532
ONEOK, Inc. (a)	73,551	6,793,170
Targa Resources Corp. (a)	63,653	9,350,626
The Williams Companies, Inc. (a)	152,520	6,980,840
		29,222,674

United States Refining - 0.3%
PBF Energy, Inc. - Class A	8,275	281,846

United States Renewables and Power Infrastructure - 2.8%
Clearway Energy, Inc. - Class C	13,342	386,384
Sempra Energy	33,854	2,782,122
		3,168,506
TOTAL COMMON STOCKS (Cost $27,890,947)		47,719,285

MASTER LIMITED PARTNERSHIPS - 24.3%	Units	Value
United States Natural Gas Gathering/Processing - 4.8%
Western Midstream Partners LP	135,715	5,235,885

United States Natural Gas/Natural Gas Liquids Pipelines - 11.1%
Energy Transfer LP (a)	425,604	6,852,224
Enterprise Products Partners LP	184,023	5,399,235
		12,251,459

United States Refined Product Pipelines - 8.4%
MPLX LP (a)	170,962	7,330,850
Sunoco LP (a)	36,274	1,964,963
		9,295,813
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $11,593,973)		26,783,157

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%	Shares
Invesco Government & Agency Portfolio - Class Institutional, 5.19% (e)	332,853	332,853
TOTAL SHORT-TERM INVESTMENTS (Cost $332,853)		332,853

TOTAL INVESTMENTS - 121.8% (Cost $99,884,655)		134,448,295
Other Assets in Excess of Liabilities – 0.4% Credit Facility Borrowings – (22.2)%		485,296 (24,500,000)
TOTAL NET ASSETS - 100.0%		$110,433,591

Percentages are stated as a percent of net assets.

LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate

(a)	All or a portion of the security is segregated as collateral for the margin borrowing facility
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2024, the value of these securities total $36,502,020 or 33.1% of the Fund’s net assets.

(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

Summary of Fair Value Disclosure as of August 31, 2024 (Unaudited)

Tortoise Power and Energy Infrastructure Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$59,613,000	$–	$59,613,000
Common Stocks	47,719,285	–	–	47,719,285
Master Limited Partnerships	26,783,157	–	–	26,783,157
Money Market Funds	332,853	–	–	332,853
Total Investments	$74,835,295	$59,613,000	$–	$134,448,295

Refer to the Schedule of Investments for further disaggregation of investment categories.